Related party transactions	6 Months Ended
Jun. 30, 2023
Disclosure of transactions between related parties [abstract]
Related party transactions	Related party transactions
Related parties comprise the Company’s executive officers and directors, including their affiliates, and any person that directly, or indirectly through one or more intermediaries, controls, is controlled by, or is under common control of, the Company.
Key management personnel are comprised of six Executive Officers and Directors and seven Non-Executive Directors as of June 30, 2023. Key management personnel were comprised of six Executive Officers and Directors and seven Non-Executive Directors as of June 30, 2022.
Compensation for key management and non-executive directors recognized during the periods comprised (in USD thousands):

	Three months ended June 30,		Six months ended June 30,
	2023	2022	2023	2022
Salaries and other short-term employee benefits	$1,116	$533	$1,667	$1,086
Pension costs	64	49	116	99
Share-based compensation expense	3,076	2,491	4,796	4,760
Other compensation	86	80	202	153
Total	$4,342	$3,153	$6,781	$6,098